Statement of Changes In Net Assets Available For Benefits - EBP 050	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 19,131,000
Interest and dividend income	584,000
Net investment income	19,715,000
Interest income on notes receivable from participants	313,000
Contributions:
Participants	6,012,000
Employer	2,183,000
Total contributions	8,195,000
Benefits paid to participants	(20,706,000)
Administrative expenses	(289,000)
Increase in net assets before plan transfers	7,228,000
Net transfers of participants' investments to other Vulcan Materials Company Plans	(1,226,000)
Increase in net assets	6,002,000
Net assets available for benefits:
Beginning of year	139,812,000
End of year	$ 145,814,000